Share Capital And Warrants - Summary of Outstanding Warrants (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2021 shares
Inner Spirit
Statements [Line Items]
Warrants are Exchangeable For Number Of Common Shares Accordance With The Transaction Consideration	0.0835